UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	0001654193

SBA Tower Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001654068

Central Index Key Number of underwriter (if applicable):	Not applicable

Thomas P. Hunt 561-226-9231
Name and telephone number, including area code, of the person to contact in connection with this filing

1.	SBA Depositor, LLC is filing this Form ABS-15G on behalf of the SBA Tower Trust as initial depositor in 2005 of the mortgage loan owned by SBA Tower Trust.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Disclosures under Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 to this Form ABS-15G.

Exhibits

Exhibit Number	Description

99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated February 24, 2022, of Deloitte & Touche LLP
99.2	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 2, 2022, of Deloitte & Touche LLP
99.3	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 7, 2022, of Ernst & Young LLP

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SBA Depositor, LLC

Date:	November 7, 2022

By:	/s/ Thomas P. Hunt
Name: Thomas P. Hunt
Title: Executive Vice President and General Counsel